Fees Summary	Oct. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 311,232,712.00
Previously Paid Amount	0.00
Total Fee Amount	27,077.25
Total Offset Amount	27,077.25
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A